DIVIDENDS	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
DIVIDENDS
20.	DIVIDENDS
On March 14, 2019, May 30, 2019, August 15, 2019 and November 22, 2019, Melco paid the quarterly dividends of $
0.0517
, $
0.0517
, $
0.05504
and $
0.05504
per share, respectively, and during the year ended December 31, 2019,
Melco
recorded total amount of quarterly dividends of $
300,995
as distributions against retained
earnings
.

On March 7, 2018, May 23, 2018, August 15, 2018 and November 29, 2018, Melco paid the quarterly dividends of $0.045, $0.045, $0.04835 and $0.04835 per share, respectively, and during the year ended December 31, 2018, Melco recorded total amount of quarterly dividends of $271,531, with $1,214 and $270,317 as distributions against additional paid-in
capital and retained earnings, respectively.
On February 10, 2017,
Melco
paid a special dividend of $
0.4404
per share and on March 15, 2017, May 31, 2017, August 23, 2017 and November 30, 2017,
Melco
paid quarterly dividends of $
0.03
, $
0.03
, $
0.03
and $
0.03
per share, respectively. During the year ended December 31, 2017,
Melco
recorded total amount of special and quarterly dividends of $
821,328
, with $
733,265
and $
88,063
as distributions against retained earnings and additional
paid-in
capital, respectively.
On February
20
, 2020, a quarterly dividend of $0.05504 per share has been declared by the Board of Directors of Melco and was paid to the shareholders of record as of March 2, 2020.